RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 31, 2020	Sep. 30, 2020	Dec. 31, 2019 CNY (¥)
Related Party Transactions
Amounts due to related parties	¥ 71,562	$ 10,967			¥ 55,622
Equity Method Investment, Ownership Percentage				25.00%
Aggregate Cost	0
Equity Method Investments	0
Payments to Acquire Equity Method Investments	1,000,000
Qibutianxia
Related Party Transactions
Amounts due to related parties	13,656				1,842
Amounts of loans under such arrangement	19,346,618				22,831,912
Qihu
Related Party Transactions
Amounts due to related parties	24,624				39,836
Yujie
Related Party Transactions
Amounts due to related parties	16,061
Xixian
Related Party Transactions
Amounts due to related parties	6,714				6,318
Qicaitianxia
Related Party Transactions
Amounts due to related parties	1,433				5,552
Others
Related Party Transactions
Amounts due to related parties	9,074				¥ 2,074
Changfeng
Related Party Transactions
Equity Method Investment, Ownership Percentage			30.00%
Shanghai Jiehu
Related Party Transactions
Equity Method Investment, Ownership Percentage			30.00%
Qiyu
Related Party Transactions
Equity Method Investment, Ownership Percentage			40.00%
Payments to Acquire Equity Method Investments	¥ 400,000
Beijing Qifei
Related Party Transactions
Equity Method Investment, Ownership Percentage				26.00%